RESTRUCTURING, TRANSACTION-RELATED ITEMS, AND OTHER CORPORATE MATTERS - Schedule of Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 301	$ 349	$ 192
Charges	581	176	488
Payments and other	(177)	(224)	(331)
Restructuring reserve, ending balance	705	301	349	$ 192
Stock-based compensation	160	113	245	177
Restructuring charges
Restructuring Reserve [Roll Forward]
Stock-based compensation	69	14	35
Operating Segments | Studios
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	48
Charges	123
Payments and other	(38)
Restructuring reserve, ending balance	133
Operating Segments | TV Media
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	185	156	162
Charges	301	141	181
Payments and other	(102)	(98)	(187)
Restructuring reserve, ending balance	384	199	156	162
Operating Segments | Direct-to-Consumer
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	15	36	6
Charges	42	5	66
Payments and other	(4)	(27)	(36)
Restructuring reserve, ending balance	53	14	36	6
Operating Segments | Filmed Entertainment
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance		46	14
Charges		17	70
Payments and other		(28)	(38)
Restructuring reserve, ending balance		35	46	14
Corporate
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	53	111	10
Charges	115	13	171
Payments and other	(33)	(71)	(70)
Restructuring reserve, ending balance	$ 135	$ 53	$ 111	$ 10